Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2021	€ 12,698,783	€ 293,004	€ 2,891,276	€ 10,826,140	€ (982,506)	€ (9,115)	€ (369,998)	€ 49,982	€ 1,280,254	€ 13,979,037
Balance at beginning of period (in shares) at Dec. 31, 2021		293,004,339
Proceeds from exercise of options and related tax effects	1,174	€ 23	1,151							1,174
Proceeds from exercise of options and related tax effects (in shares)		22,940
Transactions with noncontrolling interests without loss of control	(690)		(690)						229	(461)
Noncontrolling interests due to changes in consolidation group									268	268
Contributions from/ to noncontrolling interests									(55,423)	(55,423)
Put option liabilities	35,135			35,135						35,135
Transfer of cumulative gains/losses of equity investments				8,542				(8,542)
Net Income	157,361			157,361					54,445	211,806
Other comprehensive income (loss) related to:
Foreign currency translation	260,315				263,402	(170)	(3,161)	244	25,022	285,337
Cash flow hedges, net of related tax effects	1,683					1,683				1,683
Pensions, net of related tax effects	100,271						100,271			100,271
Fair value changes, net of related tax effects	(19,535)							(19,535)		(19,535)
Comprehensive income	500,095								79,467	579,562
Balance at end of period at Mar. 31, 2022	13,234,497	€ 293,027	2,891,737	11,027,178	(719,104)	(7,602)	(272,888)	22,149	1,304,795	14,539,292
Balance at end of period (in shares) at Mar. 31, 2022		293,027,279
Balance at beginning of period at Dec. 31, 2022	13,989,453	€ 293,413	3,372,799	10,711,709	(207,210)	(627)	(155,526)	(25,105)	1,459,726	€ 15,449,179
Balance at beginning of period (in shares) at Dec. 31, 2022		293,413,449								293,413,449
Transactions with noncontrolling interests without loss of control	(7,709)		(7,709)						(17,317)	€ (25,026)
Noncontrolling interests due to changes in consolidation group									(12,857)	(12,857)
Contributions from/ to noncontrolling interests									(51,978)	(51,978)
Put option liabilities	53,349			53,349						53,349
Net Income	86,362			86,362					47,491	133,853
Other comprehensive income (loss) related to:
Foreign currency translation	(300,803)				(303,972)	7	2,864	298	(26,038)	(326,841)
Cash flow hedges, net of related tax effects	1,002					1,002				1,002
Pensions, net of related tax effects	(268)						(268)			(268)
Fair value changes, net of related tax effects	6,517							6,517		6,517
Comprehensive income	(207,190)								21,453	(185,737)
Balance at end of period at Mar. 31, 2023	€ 13,827,903	€ 293,413	€ 3,365,090	€ 10,851,420	€ (511,182)	€ 382	€ (152,930)	€ (18,290)	€ 1,399,027	€ 15,226,930
Balance at end of period (in shares) at Mar. 31, 2023		293,413,449								293,413,449